Payment Of Dividends (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Dividends, Cash [Abstract]
Other current liabilities reflecting dividend	$ 12.0	$ 9.8